Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables
Due from charterers	$ 1,008	$ 6,374
Accrued income	8,348	8,708
Insurance claims	375	3,433
Other receivables	3,652	5,929
Total	$ 13,383	$ 24,444